Balance Sheet Details (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid clinical costs		$ 488,614
Prepaid insurance	618,750
Other prepaid expenses & current assets	66,030	148,728
Total prepaid expenses & current assets	$ 684,780	$ 637,342